Submission	Oct. 31, 2025
Submission [Line Items]
Central Index Key	0001425292
Registrant Name	CVR Partners, LP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A